ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)														7 Months Ended	12 Months Ended
	Mar. 18, 2026 HKD ($) $ / shares shares	Oct. 16, 2025 $ / shares shares	Aug. 06, 2025 HKD ($) shares	Jul. 10, 2025 HKD ($) shares	Jun. 06, 2025 shares	May 13, 2025 HKD ($) shares	May 06, 2025 HKD ($) shares	May 05, 2025 HKD ($)	Apr. 15, 2025 HKD ($) shares	Oct. 15, 2024 shares	Sep. 23, 2024 HKD ($) $ / shares shares	Jul. 02, 2024 HKD ($)	May 29, 2024 HKD ($) shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2024 HKD ($) shares	Mar. 23, 2027 HKD ($)	Feb. 19, 2026 HKD ($)	Feb. 18, 2026 HKD ($)	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 23, 2025 HKD ($)	Dec. 17, 2025 HKD ($)	Oct. 10, 2025 HKD ($)	Sep. 17, 2025 HKD ($)	Mar. 28, 2025 $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 HKD ($) $ / shares shares	Oct. 04, 2024 shares	Apr. 09, 2024 HKD ($)	Jan. 30, 2024 HKD ($)	Jul. 26, 2023 HKD ($)	Feb. 17, 2023 shares
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Total issued share capital							$ 110,000,000	$ 100,000,000
Number of shares issued | shares		20,000					100,000
Number of shares issued, value							$ 100
Consideration						$ 10,000,000	$ 10,000,000								$ 1,289,990	$ 10,000,000
Ordinary shares authorized | shares		21,052,632				9,000															400,000,000							400,000,000
Common stock shares issued | shares						1,000															42,105,264							42,105,264
Common stock shares to be issued | shares						20,000
Common stock par value | (per share)		$ 0.0001													$ 0.0001											$ 0.0001	$ 0.0001
Common stock, shares issued | shares		42,105,264
Common stock, shares outstanding | shares		42,105,264
Post Reorganization [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Common stock, shares issued | shares		42,105,264
Common stock, shares outstanding | shares		42,105,264
Common Class B [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ordinary shares authorized | shares																										90,000,000
Common stock shares issued | shares					5,852,632				4,799,999																	1
Common stock par value | $ / shares																										$ 0.0001
Number of stock repurchase									$ 4,799,999
Common Class A [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares issued | shares					5,852,632
Ordinary shares authorized | shares																										400,000,000
Common stock shares issued | shares									15,200,000																	21,052,632
Common stock par value | $ / shares																										$ 0.0001
Number of stock repurchase									$ 15,200,000
Number of shares issued on acquition | shares		21,052,632
Mango Fiduciary Limited [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares issued | shares				100
Number of shares issued, value				$ 1
Mango Financial OFC [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares issued | shares			100
Number of shares issued, value			$ 1
Cheung Kam Fai [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Contributed additional capital																																$ 15,000,000
Reduced capital												$ 7,000,000																		$ 8,000,000	$ 15,000,000
Total issued share capital												$ 100,000,000
North Water Investment Group Holdings Limited [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage		100.00%																											100.00%
Investment owned shares | shares																													1
Mango Financial Limited [Member] | Cheung Kam Fai [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage																																	100.00%
Investment owned shares | shares																																	1,000,000
Zhang Jia Ling Co Limited [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage																					22.80%
Zhao Xinjie Co Ltd [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage																					5.00%
Twenty Two Other Minority Shareholders [Member] | Minimum [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage																					0.95%
Twenty Two Other Minority Shareholders [Member] | Maximum [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage																					4.74%
Cheung Kam Fai [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage																					4.74%
Minority Shareholders [Member] | Minimum [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage																					0.95%
Minority Shareholders [Member] | Maximum [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Ownership percentage																					5.00%
Cayson Acquisition Corp [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Transaction costs																3,722,528
Deferred offering cost																					$ 300,000
Underwriting fees																1,200,000
Deferred underwriting commission																2,100,000
Other offering cost																422,528
Cash reimbursement of deferred offering cost																					$ 300,000
Public shares redeem percentage																					100.00%
Interest to pay dissolution expenses																100,000
Initial public offering											$ 60,000,000			$ 60,000,000			$ 60,000,000
Continental deposited in Trust Account																							$ 600,000		$ 600,000
Deposited in trust account																						$ 600,000		$ 600,000
Operating bank account																					$ 63,670							$ 465,254
Working capital deficit																					$ 1,157,343
Number of shares issued, value														132,000
Consideration														$ 1,450
Ordinary shares authorized | shares																					200,000,000							200,000,000
Common stock shares issued | shares																					1,830,000							1,830,000
Common stock par value | $ / shares																					$ 0.0001							$ 0.0001
Cayson Acquisition Corp [Member] | Subsequent Event [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Continental deposited in Trust Account																		$ 125,000	$ 125,000
Net tangible assets	$ 5,000,001
Share exercised | shares	2,541,908
Share price | $ / shares	$ 10.83
Stock options exercised	$ 27,536,646
Cayson Acquisition Corp [Member] | Subsequent Event [Member] | Merger Agreement [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Aggregate principal amount																				$ 750,000
Loaned amount																				$ 125,000
Cayson Acquisition Corp [Member] | Founder Shares [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Deferred offering cost													$ 25,000
Number of shares issued | shares													1,725,000		1,500,000	1,500,000	1,500,000
IPO [Member] | Cayson Acquisition Corp [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares issued | shares											6,000,000
Gross proceeds from initial public offering											$ 60,000,000
Sale of units per share | $ / shares											$ 10.00
Underwriting fees											$ 300,000
Deferred underwriting commission											$ 1,200,000
Private Placement [Member] | Cayson Acquisition Corp [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares issued | shares											230,000				230,000	230,000	230,000
Sale of units per share | $ / shares											$ 10.00
Over-Allotment Option [Member] | Cayson Acquisition Corp [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares issued | shares											900,000
Number of shares forfeiture | shares										225,000
Over-Allotment Option [Member] | Cayson Acquisition Corp [Member] | Founder Shares [Member]
OrganizationAndPrincipalActivitiesLineItems [Line Items]
Number of shares forfeiture | shares										225,000			225,000